Annual Fund Operating Expenses (Invesco Van Kampen V.I. Mid Cap Value Fund, Series II shares, Invesco Van Kampen V.I. Mid Cap Value Fund)	12 Months Ended
	May 02, 2011
Invesco Van Kampen V.I. Mid Cap Value Fund | Series II shares, Invesco Van Kampen V.I. Mid Cap Value Fund
Annual Fund Operating Expenses
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.25%	[1]
Other Expenses	0.32%	[2]
Total Annual Fund Operating Expenses	1.29%	[2]
Fee Waiver and/or Expense Reimbursement	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%	[3]

[1]	The Distributor has contractually agreed through at least June 30, 2012, to waive 0.15% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. Fee Waiver and/or Expense Reimbursement has been restated to reflect this agreement.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.28% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.